Condensed Consolidated Balance Sheet (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 26,875	£ 38,214
Derivative financial instruments	1,131	1,432
Other financial assets at fair value through profit or loss	249	262
Loans and advances to customers	203,043	207,435
Loans and advances to banks	1,040	1,080
Reverse repurchase agreements - non-trading	15,319	12,468
Other financial assets at amortised cost	1,744	152
Macro hedge of interest rate risk	(1,034)	(632)
Financial assets at fair value through other comprehensive income	8,618	8,481
Interests in other entities	266	245
Intangible assets	1,521	1,548
Property, plant and equipment	1,455	1,494
Current tax assets	557	490
Retirement benefit assets	622	723
Other assets	2,769	2,043
Assets held for sale	13	13
Total assets	264,188	275,448
Liabilities
Derivative financial instruments	741	818
Other financial liabilities at fair value through profit or loss	973	899
Deposits by customers	184,874	190,850
Deposits by banks	16,499	20,332
Repurchase agreements - non-trading	6,623	8,411
Debt securities in issue	34,053	33,910
Subordinated liabilities	2,397	2,386
Macro hedge of interest rate risk	52	86
Other liabilities	3,269	2,479
Provisions	380	402
Deferred tax liabilities	154	186
Retirement benefit obligations	30	66
Total liabilities	250,045	260,825
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	1,860	1,956
Retained earnings	4,149	4,295
Other reserves	(591)	(353)
Total equity	14,143	14,623
Total liabilities and equity	£ 264,188	£ 275,448